Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations:
During the year ended December 31, 2023, the Corporation completed a restructuring of operations at Ballard Motive Solutions and effectively closed the operation. As such, the historic operating results of the Ballard Motive Solutions business for 2024 have been removed from continuing operating results and are instead presented separately in the consolidated statements of loss and comprehensive income (loss) as loss from discontinued operations.
Net loss from discontinued operations for the years ended December 31, 2025 and 2024 is comprised of the following:

	2025	2024
Total operating expense	—	(720)
Finance expense	—	5
Net loss from discontinued operations	$—	$(715)

During the year ended December 31, 2024, net loss from discontinued operations of $715,000 includes net impairment loss on trade receivables of $444,000 consisting primarily of receivables no longer deemed collectible.
27.    Discontinued operations (cont'd):
Net cash flows from discontinued operations for the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Cash used in operating activities	$—	$(593)
Cash used in discontinued operations	$—	$(593)